UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     November 08, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $101,482 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     4830   216962 SH       SOLE                   216962        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405     1839   161456 SH       SOLE                   161456        0        0
AMERIPRISE FINL INC            COM              03076C106     3775    80500 SH       SOLE                    80500        0        0
BROOKDALE SR LIVING INC        COM              112463104     5923   127600 SH       SOLE                   127600        0        0
CARMAX INC                     COM              143130102     3996    95800 SH       SOLE                    95800        0        0
CAVCO INDS INC DEL             COM              149568107     1576    50000 SH       SOLE                    50000        0        0
CPI INTERNATIONAL INC          COM              12618M100     3722   282589 SH       SOLE                   282589        0        0
DTS INC                        COM              23335C101     2264   106882 SH       SOLE                   106882        0        0
GEVITY HR INC                  COM              374393106     1549    68000 SH       SOLE                    68000        0        0
GOODMAN GLOBAL INC             COM              38239A100      936    70100 SH       SOLE                    70100        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     5591   263000 SH       SOLE                   263000        0        0
HARDINGE INC                   COM              412324303     2880   216526 SH       SOLE                   216526        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1937    89011 SH       SOLE                    89011        0        0
INTERACTIVE DATA CORP          COM              45840J107     7978   399885 SH       SOLE                   399885        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704      377     8500 SH       SOLE                     8500        0        0
KOS PHARMACEUTICALS INC        COM              500648100     3089    62500 SH       SOLE                    62500        0        0
LANCE INC                      COM              514606102     7802   354327 SH       SOLE                   354327        0        0
MASTERCARD INC                 COM              57636Q104     8463   120300 SH       SOLE                   120300        0        0
NOVELIS INC                    COM              67000X106     8211   320857 SH       SOLE                   320857        0        0
PHI INC                        COM NON VTG      69336T205     5155   169196 SH       SOLE                   169196        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105     4239   107300 SH       SOLE                   107300        0        0
SELECT COMFORT CORP            COM              81616X103     2705   123630 SH       SOLE                   123630        0        0
UNITED RENTALS INC             COM              911363109     5606   241100 SH       SOLE                   241100        0        0
WATSCO INC                     COM              942622200     1518    33000 SH       SOLE                    33000        0        0
WESTERN UNION CO               Common           959802109      814    42000 SH       SOLE                    42000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108     4707   168300 SH       SOLE                   168300        0        0